Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	$ 114,747	$ 113,559
EBP, Investment, Plan Interest in Master Trust, Contract Value	855	853
Investments	115,602	114,412
EBP, Receivable	880	891
EBP, Asset	116,482	115,303
EBP, Liability to Participant	876	887
EBP, Net Asset Available for Benefit	115,606	114,416
EBP, Other Receivable	4	4
EBP, Investment Income, Receivable	876	887
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 114,747	$ 113,559